Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Columbia Balanced Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 21,720	$ 18,155	$ 16,547	$ 18,972	$ 15,757	$ 13,431	$ 12,852	$ 11,971	$ 10,955	$ 10,110	$ 10,000
Columbia Balanced Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 23,072	19,171	17,373	19,803	16,349	13,855	13,178	12,201	11,096	10,178	10,000
Columbia Balanced Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 22,958	19,089	17,306	19,739	16,304	13,823	13,154	12,184	11,085	10,174	10,000
Columbia Balanced Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 22,835	18,990	17,221	19,651	16,238	13,773	13,112	12,151	11,064	10,164	10,000
Columbia Balanced Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 20,662	17,358	15,899	18,324	15,293	13,101	12,598	11,792	10,848	10,063	10,000
Columbia Balanced Fund - Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 22,826	18,985	17,218	19,645	16,232	13,768	13,108	12,150	11,063	10,162	10,000
Columbia Balanced Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 20,989	17,501	15,911	18,199	15,075	12,819	12,233	11,366	10,376	9,555	9,424
Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark - 60% S&P 500 Index, 40% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 22,758	19,135	17,549	19,733	16,734	14,401	13,557	12,209	11,125	10,106	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,882	26,650	22,986	25,893	19,740	16,189	15,730	13,145	11,309	10,048	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,765	$ 10,965	$ 11,098	$ 12,542	$ 12,553	$ 11,789	$ 10,701	$ 10,814	$ 10,761	$ 10,156	$ 10,000